Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	3
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining
			Term at Cutoff

Initial Pool Balance	$914,193,806.49	34,181	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$140,000,000.00	0.26711%	May 15, 2021
Class A-2 Notes	$274,500,000.00	1.03%	October 15, 2022
Class A-3 Notes	$314,500,000.00	1.04%	August 15, 2024
Class A-4 Notes	$70,700,000.00	1.35%	July 15, 2025
Class B Notes	$25,270,000.00	2.05%	September 15, 2025
Class C Notes	$16,840,000.00	3.49%	October 15, 2026

Total	$841,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,182,407.16

Principal:
Principal Collections	$19,383,849.70
Prepayments in Full	$8,915,961.21
Liquidation Proceeds	$25,943.21
Recoveries	$0.00
Sub Total	$28,325,754.12
Collections:	$30,508,161.28

Purchase Amounts:
Purchase Amounts Related to Principal	$54,480.27
Purchase Amounts Related to Interest	$317.69
Sub Total	$54,797.96

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$30,562,959.24

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	3
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$30,562,959.24
Servicing Fee	$688,098.02	$688,098.02	$0.00	$0.00	$29,874,861.22
Interest - Class A-1 Notes	$11,945.78	$11,945.78	$0.00	$0.00	$29,862,915.44
Interest - Class A-2 Notes	$235,612.50	$235,612.50	$0.00	$0.00	$29,627,302.94
Interest - Class A-3 Notes	$272,566.67	$272,566.67	$0.00	$0.00	$29,354,736.27
Interest - Class A-4 Notes	$79,537.50	$79,537.50	$0.00	$0.00	$29,275,198.77
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,275,198.77
Interest - Class B Notes	$43,169.58	$43,169.58	$0.00	$0.00	$29,232,029.19
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$29,232,029.19
Interest - Class C Notes	$48,976.33	$48,976.33	$0.00	$0.00	$29,183,052.86
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$29,183,052.86
Regular Principal Payment	$48,787,990.78	$29,183,052.86	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$30,562,959.24

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$29,183,052.86
Total					$29,183,052.86
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$29,183,052.86	$208.45	$11,945.78	$0.09	$29,194,998.64	$208.54
Class A-2 Notes	$0.00	$0.00	$235,612.50	$0.86	$235,612.50	$0.86
Class A-3 Notes	$0.00	$0.00	$272,566.67	$0.87	$272,566.67	$0.87
Class A-4 Notes	$0.00	$0.00	$79,537.50	$1.13	$79,537.50	$1.13
Class B Notes	$0.00	$0.00	$43,169.58	$1.71	$43,169.58	$1.71
Class C Notes	$0.00	$0.00	$48,976.33	$2.91	$48,976.33	$2.91
Total	$29,183,052.86	$34.67	$691,808.36	$0.82	$29,874,861.22	$35.49

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	3

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$48,787,990.78	0.3484856	$19,604,937.92	0.1400353
Class A-2 Notes	$274,500,000.00	1.0000000	$274,500,000.00	1.0000000
Class A-3 Notes	$314,500,000.00	1.0000000	$314,500,000.00	1.0000000
Class A-4 Notes	$70,700,000.00	1.0000000	$70,700,000.00	1.0000000
Class B Notes	$25,270,000.00	1.0000000	$25,270,000.00	1.0000000
Class C Notes	$16,840,000.00	1.0000000	$16,840,000.00	1.0000000
Total	$750,597,990.78	0.8916477	$721,414,937.92	0.8569807

Pool Information
Weighted Average APR	2.976%	2.965%
Weighted Average Remaining Term	52.68	51.96
Number of Receivables Outstanding	31,850	31,045
Pool Balance	$825,717,627.12	$797,227,176.34
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$760,673,846.97	$734,530,297.92
Pool Factor	0.9032195	0.8720549

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,418,204.69
Yield Supplement Overcollateralization Amount	$62,696,878.42
Targeted Overcollateralization Amount	$83,073,490.76
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$75,812,238.42

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,418,204.69
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,418,204.69
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,418,204.69

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	3

VIII. NET LOSS AND DELINQUENT RECEIVABLES
	# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)	73	$110,216.39
(Recoveries)	0	$0.00
Net Loss for Current Collection Period		$110,216.39
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)		0.1602%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0002%
Second Prior Collection Period			0.0002%
Prior Collection Period			0.0544%
Current Collection Period			0.1630%
Four Month Average (Current and Prior Three Collection Periods)			0.0544%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		214	$148,551.74
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$148,551.74
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0162%

Average Realized Loss for Receivables that have experienced a Realized Loss			$694.17
Average Net Loss for Receivables that have experienced a Realized Loss			$694.17

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.44%	117	$3,495,611.64
61-90 Days Delinquent	0.06%	14	$517,464.09
91-120 Days Delinquent	0.00%	2	$37,345.32
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.51%	133	$4,050,421.05

Repossession Inventory:
Repossessed in the Current Collection Period		9	$268,584.83
Total Repossessed Inventory		14	$481,209.94

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period		0.0336%
Prior Collection Period		0.0534%
Current Collection Period		0.0515%
Three Month Average		0.0462%

Delinquency Trigger (61+ Delinquent Receivables)

Transaction Month	Trigger

1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%

61+ Delinquent Receivables Balance to EOP Pool Balance		0.0696%
Delinquency Trigger Occurred		No

Ford Credit Auto Owner Trust 2020-A
Monthly Investor Report

Collection Period	July 2020
Payment Date	8/17/2020
Transaction Month	3

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2020

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer